Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000262836
Shareholder Report [Line Items]
Fund Name	Weitz Core Plus Bond ETF
Trading Symbol	WCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Weitz Core Plus Bond ETF for the period of August 12, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.
Additional Information Phone Number	1-800-304-9745
Additional Information Website	https://weitzinvestments.com/products/etfs/wcpb/core-plus-bond/default.fs
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Core Plus Bond ETF	$37	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.45%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (August 12, 2025)
Weitz Core Plus Bond ETF - NAV	4.44%
Bloomberg U.S. Aggregate Bond Index	3.12%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Performance Inception Date	Aug. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 197,959,070
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 174,179
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$197,959,070
Number of Portfolio Holdings	161
Total Advisory Fees Paid	$174,179
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	20.1%
Collateralized Mortgage Obligations	0.1%
Corporate Bonds	21.6%
U.S. Government & Agencies	58.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Utilities	0.1%
Real Estate	0.2%
Energy	0.5%
Materials	0.6%
CMO	0.6%
CMBS	0.7%
Industrials	1.1%
Communications	3.1%
Technology	3.6%
Consumer Discretionary	5.9%
CLO	6.0%
Financials	6.7%
ABS	12.5%
U.S. Treasury Obligations	28.4%
MBS Passthrough	30.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bond	11.3%
United States Treasury Bond	3.8%
Freddie Mac Pool	3.3%
United States Treasury Bond	2.8%
Freddie Mac Pool	2.7%
United States Treasury Bond	1.9%
Freddie Mac Pool	1.9%
United States Treasury Bond	1.7%
United States Treasury Bond	1.7%
United States Treasury Bond	1.7%

C000262837
Shareholder Report [Line Items]
Fund Name	Weitz Multisector Bond ETF
Trading Symbol	WMSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Weitz Multisector Bond ETF for the period of November 4, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.
Additional Information Phone Number	1-800-304-9745
Additional Information Website	https://weitzinvestments.com/products/etfs/wmsb/multisector-bond/default.fs
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Multisector Bond ETF	$38	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (November 4, 2025)
Weitz Multisector Bond ETF - NAV	3.03%
Bloomberg U.S. Aggregate Bond Index	0.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Performance Inception Date	Nov. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,023,866
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,023,866
Number of Portfolio Holdings	85
Total Advisory Fees Paid	$0
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	30.9%
Corporate Bonds	31.4%
U.S. Government & Agencies	37.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.3%
Materials	0.7%
CMBS	1.0%
CMO	1.3%
Energy	2.1%
Industrials	3.0%
Technology	3.7%
Communications	4.0%
Consumer Discretionary	8.2%
Financials	9.3%
CLO	12.2%
ABS	16.3%
MBS Passthrough	37.4%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Freddie Mac Pool	6.9%
Freddie Mac Pool	6.1%
Fannie Mae Pool	4.2%
Freddie Mac Pool	3.7%
Freddie Mac Pool	3.3%
NMABS Issuer I, LLC, C	3.3%
Fannie Mae Pool	3.1%
Freddie Mac Pool	2.7%
Fannie Mae Pool	2.3%
ACREC 2021-FL1 Ltd., D	2.0%

C000272530
Shareholder Report [Line Items]
Fund Name	Weitz Short Duration Bond ETF
Trading Symbol	WSDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Weitz Short Duration Bond ETF for the period of March 31, 2026 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://weitzinvestments.com/products/etfs/wsdb/short-duration-bond/default.fs. You can also request this information by contacting us at 1-800-304-9745.
Additional Information Phone Number	1-800-304-9745
Additional Information Website	https://weitzinvestments.com/products/etfs/wsdb/short-duration-bond/default.fs
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Weitz Short Duration Bond ETF	$8	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.45%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (March 31, 2026)
Weitz Short Duration Bond ETF - NAV	0.40%
Bloomberg U.S. Aggregate Bond Index	0.42%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-304-9745.

Performance Inception Date	Mar. 31, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,619,945
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics Significance or Limits [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,619,945
Number of Portfolio Holdings	52
Total Advisory Fees Paid	$0
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	26.7%
Collateralized Mortgage Obligations	3.5%
Corporate Bonds	5.9%
U.S. Government & Agencies	63.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.3%
Communications	0.4%
Real Estate	0.9%
Technology	1.4%
CLO	1.8%
Financials	2.7%
MBS Passthrough	3.1%
ABS	10.3%
CMO	14.4%
U.S. Treasury Obligations	55.7%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	14.2%
United States Treasury Note	8.9%
United States Treasury Note	8.8%
United States Treasury Note	7.0%
United States Treasury Note	7.0%
United States Treasury Note	4.5%
United States Treasury Note	3.5%
Freddie Mac REMICS, DA	2.3%
Fannie Mae Pool	2.2%
United States Treasury Note	1.8%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[2]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[3]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.